Taxation - Summary of taxation charge (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
– Current	$ 4,851	$ 8,144	$ 5,169
– Deferred	735	114	(178)
Total taxation charge	$ 5,586	$ 8,258	$ 4,991